Stockholders Equity (Details)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended
	Jul. 13, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2018 item shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Apr. 27, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Maximum number of shares which the Company is authorized to issue									300,000,000
Preferred stock, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Accumulated restricted common stock issued			12,977,234		12,977,234	12,904,574		12,904,574
Accumulated restricted common stock vested										4,489,738
Restricted shares issued in exchange for subscriptions receivable							292,250
Number of purchasers for restricted shares in exchange for subscriptions receivable | item							2
Interest rate for subscriptions receivable							4.00%
Repayment of subscription receivable | $		$ 3,290
Preferred stock, shares issued			0		0	0		0
Accumulated restricted common stock outstanding			12,977,234		12,977,234	12,904,574		12,904,574
Proceeds from Issuance of Warrants | $	$ 100
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Cash dividends were declared or paid | $			$ 0		$ 0			$ 0
Common stock voting rights per share | Vote						1		1
Accumulated Unrestricted Common Stock Issued						12,904,574		12,904,574
IPO
Class of Stock [Line Items]
Common shares reserved for issuance										1,050,694
Issuance of common stock in initial public offering, net of offering costs (in shares)	7,187,500
Price per share (in dollars per share) | $ / shares	$ 4.00
Gross proceeds from issuance | $	$ 28,750,000
Underwriting commissions | $	2,415,000
Proceeds from Issuance of Warrants | $	100
Other offering expenses | $	$ 934,427
Restricted Stock
Class of Stock [Line Items]
Accumulated restricted common stock issued										4,636,216
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted common stock, beginning balance						146,483
Shares vested						(146,483)
Common Stock
Class of Stock [Line Items]
Maximum number of shares which the Company is authorized to issue									290,000,000
Issuance of common stock in initial public offering, net of offering costs (in shares)				7,187,500		7,187,500
Common Stock | IPO
Class of Stock [Line Items]
Common shares reserved for issuance										1,080,858
Preferred Stock
Class of Stock [Line Items]
Maximum number of shares which the Company is authorized to issue									10,000,000